Note 5 - Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]	NOTE 5: OTHER RECEIVABLES AND PREPAID EXPENSES
	December 31,
	2017	2016
Government authorities	$-	$1
Prepaid expenses	-	7
	$-	$8